UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JMG Capital Management, LLC
Address: 11601 Wilshire Blvd, Suite 2180
         Los Angeles, CA  90025

13F File Number:  28-04307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Glaser
Title:     Member Manager
Phone:     310-601-2800

Signature, Place, and Date of Signing:

       /s/ Jonathan Glaser     Los Angeles, CA     November 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $47,132 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASIA SPECIAL SIT ACQST CORP    SHS              G0538M105     4551   462500 SH       SOLE                   462500        0        0
AUGUSTA RES CORP               COM NEW          050912203      297   119414 SH       SOLE                   119414        0        0
CAPITOL ACQUISITION CORP DEL   COM              14055E104      162    16433 SH       SOLE                    16433        0        0
DIREXION SHS ETF TR            DLY SMCAP BEAR3X 25459W839      182    15000 SH       SOLE                    15000        0        0
GLOBAL BRANDS ACQUISITION CO   *W EXP 12/06/201 378982110        6    29077 SH       SOLE                    29077        0        0
GLOBAL BRANDS ACQUISITION CO   COM              378982102     4321   437100 SH       SOLE                   437100        0        0
HECKMANN CORP                  *W EXP 11/09/201 422680116       20    36350 SH       SOLE                    36350        0        0
HICKS ACQUISITION CO I INC     COM              429086309      976   100000 SH       SOLE                   100000        0        0
IDEATION ACQUISITION CORP      *W EXP 11/19/201 451665111      273   161300 SH       SOLE                   161300        0        0
IDEATION ACQUISITION CORP      COM              451665103     2869   364600 SH       SOLE                   364600        0        0
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112      122  1023080 SH       SOLE                  1023080        0        0
INSIGNIA SYS INC               COM              45765Y105      734   193767 SH       SOLE                   193767        0        0
LEXINGTON REALTY TRUST         PFD CONV SER C   529043309     5989   205105 SH       SOLE                   205105        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     1845   194200 SH       SOLE                   194200        0        0
NETWORK ENGINES INC            COM              64121A107      176   158922 SH       SOLE                   158922        0        0
OSI PHARMACEUTICALS INC        NOTE 2.000%12/1  671040AF0     8916  7000000 PRN      SOLE                  7000000        0        0
OVERTURE ACQUISITION CORP      SHS              G6830P100     2234   225000 SH       SOLE                   225000        0        0
READING INTERNATIONAL INC      CL A             755408101      103    25000 SH       SOLE                    25000        0        0
SAPPHIRE INDUSTRIALS CORP      COM              80306T109     5758   579295 SH       SOLE                   579295        0        0
SPORTS PPTYS ACQUISITION COR   COM              84920F107      985   100000 SH       SOLE                   100000        0        0
TM ENTMT & MEDIA INC           *W EXP 10/17/201 87260T116       27    93750 SH       SOLE                    93750        0        0
TM ENTMT & MEDIA INC           COM              87260T108      297    37985 SH       SOLE                    37985        0        0
TREMISIS ENERGY ACQ CORP II    *W EXP 12/05/201 89472N119        5    28900 SH       SOLE                    28900        0        0
TREMISIS ENERGY ACQ CORP II    COM              89472N101      196    25000 SH       SOLE                    25000        0        0
UNITED REFINING ENERGY CORP    COM              911360105     2046   205600 SH       SOLE                   205600        0        0
WIDEPOINT CORP                 COM              967590100      447   677854 SH       SOLE                   677854        0        0
WYETH                          COM              983024100      125   125000 COM CALL SOLE                        0        0        0
WYETH                          COM              983024100      607    12500 SH       SOLE                    12500        0        0
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3     2685  5018000 PRN      SOLE                  5018000        0        0
YRC WORLDWIDE INC              COM              984249102      178    40000 SH       SOLE                    40000        0        0